Annual Total Returns[BarChart] - NVIT Investor Destinations Moderately Aggressive Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.13%)	13.76%	22.38%	4.96%	(0.73%)	8.48%	16.68%	(7.73%)	21.83%	12.33%